Schedule of Broker Exercise Prices (Details) - $ / shares		Sep. 30, 2022		Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants exercisable		162,129,064		111,412,712
Broker Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of broker options		5,470,799		3,590,907
Number of warrants exercisable		854,506		590,071
August 31, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date		Aug. 31, 2023	[1]	Aug. 31, 2023	[2]
Warrant exercise price		$ 0.35	[1]	$ 0.35	[2]
Number of broker options		3,239,907	[1]	3,239,907	[2]
Number of warrants exercisable		521,993	[1]	521,993	[2]
February 16, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date		Feb. 16, 2024	[3]	Feb. 16, 2024	[4]
Warrant exercise price		$ 0.40	[3]	$ 0.40	[4]
Number of broker options		351,000	[3]	351,000	[4]
Number of warrants exercisable		68,078	[3]	68,078	[4]
April One Two Thousand Twenty Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date	[5]	Apr. 01, 2024
Warrant exercise price	[5]	$ 0.30
Number of broker options	[5]	1,879,892
Number of warrants exercisable	[5]	264,435

[1]	Exercisable into one August 2020 Unit
[2]	Exercisable into one August 2020 Unit
[3]	Exercisable into one February 2021 Unit
[4]	Exercisable into one February 2021 Unit
[5]	Exercisable into one April 2022 Unit